Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments	$ 8,041,513,805	$ 7,370,796,680
Dividends and interest receivable	13,890	28,299
Net assets available for benefits	8,075,715,079	7,405,052,698
Commingled Funds | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Net assets available for benefits	4,447,738,227	4,050,028,950
Commingled Funds | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Net assets available for benefits	3,783,949,594	3,540,219,397
Marsh Stock Fund | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Dividends and interest receivable	36,384	55,559
Liability for expenses incurred	(21,253)	(21,250)
Net assets available for benefits	580,295,140	737,638,443
Marsh Stock Fund | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Dividends and interest receivable	33,330	50,819
Liability for expenses incurred	(19,469)	(19,437)
Net assets available for benefits	531,584,790	674,707,696
Marsh common stock | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Investments	569,666,803	722,475,231
Marsh common stock | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Investments	521,848,602	660,838,115
Short-term investment fund at fair value | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Investments	10,613,206	15,128,903
Short-term investment fund at fair value | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Investments	9,722,327	13,838,199
Stable Value Fund | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Investments	23,594,468	11,086,840
Security backed investment contracts at contract value	512,986,091	517,049,326
Dividends and interest receivable	85,026	43,260
Liability for expenses incurred	(119,202)	(118,452)
Net assets available for benefits	536,546,383	528,060,974
Stable Value Fund | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Investments	20,995,284	9,994,261
Security backed investment contracts at contract value	456,475,130	466,095,480
Dividends and interest receivable	75,659	38,997
Liability for expenses incurred	(106,070)	(106,779)
Net assets available for benefits	477,440,003	476,021,959
Common collective trusts at fair value | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Net assets available for benefits	3,330,896,704	2,784,329,533
Common collective trusts at fair value | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 2,774,924,801	$ 2,389,489,742